Income Tax Expense (Details) - Schedule of Unused Tax Losses for which no Deferred Tax Asset Recognized - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Expense (Details) - Schedule of Unused Tax Losses for which no Deferred Tax Asset Recognized [Line Items]
Unused tax losses for which no deferred tax asset has been recognized	$ 52,625,541	$ 47,764,119
Potential tax benefit @ 25% (2022: 25%)	$ 13,156,385	$ 11,941,030